Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	DocGo Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On December 15, 2021, DocGo Inc., a Delaware corporation (the “Company,” “DocGo,” “we,” “us” or “our”) f/k/a Motion Acquisition Corp. (“Motion”), filed an amended registration statement with the Securities and Exchange Commission (the “SEC”), on Form S-1/A (File No. 333-261363) (the “Registration Statement”), to initially register for resale by the selling securityholders named therein or their permitted transferees up to 28,234,175 shares of its common stock, par value $0.0001 per share (“Common Stock”), up to 2,533,333 warrants to purchase Common Stock (“Private Warrants”) originally issued in a private placement in connection with the initial public offering of Motion Acquisition Corp. (“Motion”). The Registration Statement was declared effective by the SEC on January 3, 2022.We are filing this Post-Effective Amendment No. 1 to the Registration Statement (the “POSAM”) to update certain disclosures in the Registration Statement. Substantially concurrently with the filing of this Post-Effective Amendment, DocGo filed on March 15, 2022 its Annual Report on Form 10-K.
Entity Central Index Key	0001822359
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE